Consolidated Statement of Convertible Preferred Shares and Shareholders' Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stockholders Equity, Beginning Balance	$ 86,405	$ (16,524)	$ (572)
Temporary equity, Beginning balance, Shares	33,277,678
Reclassification of convertible preferred shares Value		83,951
Issuance of convertible preferred shares, net of issuance costs, Value	$ 242,744	50,118
Share-based compensation expense	6,766	$ 1,019	$ 204
Exercise of share options, Value	$ 28
Exercise of share options, Shares	14,547	0	0
Ordinary shares committed to be issued as part of license agreements		$ 1,534	$ 465
Ordinary shares issued as part of license agreements, Value	$ 1,385	1,653	2,735
Issuance of ordinary shares in initial public offering net of issuance, Value	205,469
Foreign currency translation adjustment	(964)	4,398	(271)
Net loss	(230,495)	(39,744)	(19,085)
Stockholders Equity, Ending Balance	311,338	$ 86,405	(16,524)
Temporary equity, Ending balance, Shares		33,277,678
Convertible Preferred Shares
Stockholders Equity, Beginning Balance	$ 134,069
Temporary equity, Beginning balance, Shares		11,204,199
Temporary equity, Beginning balance, Value		$ 16,970
Stockholders Equity, Beginning Balance, Shares	33,277,678
Temporary equity, Issuance of convertible preferred shares, net of issuance costs, Value		$ 66,981	$ 16,970
Temporary equity, Issuance of convertible preferred shares, net of issuance costs, Shares		14,693,207	11,204,199
Reclassification of convertible preferred shares Value		$ 83,951
Temporary Equity Reclassification of convertible preferred shares, Shares		(25,897,406)
Temporary Equity Reclassification of convertible preferred shares, Value		$ (83,951)
Reclassification of convertible preferred shares, Shares		25,897,406
Issuance of convertible preferred shares, net of issuance costs, Value	$ 242,744	$ 50,118
Issuance of convertible preferred shares, net of issuance costs, Shares	26,891,222	7,380,272
Effect of corporate reorganization, including conversion of preferred shares to ordinary shares	$ (376,813)
Effect of corporate reorganization, including conversion of preferred shares to ordinary shares	(60,168,900)
Stockholders Equity, Ending Balance		$ 134,069
Temporary equity, Ending balance, Shares			11,204,199
Temporary equity balance, Values			$ 16,970
Stockholders Equity, Ending Balance, Shares		33,277,678
Ordinary Shares
Stockholders Equity, Beginning Balance	$ 1,145	$ 957	$ 343
Stockholders Equity, Beginning Balance, Shares	8,927,121	7,446,931	2,697,151
Conversion of ordinary shares to deferred shares			(80,030)
Exercise of share options, Value	$ 2
Exercise of share options, Shares	14,545
Ordinary shares issued as part of license agreements, Value	$ 83	$ 188	$ 614
Ordinary shares issued as part of license agreements, Shares	651,419	1,480,190	4,829,810
Effect of corporate reorganization, including conversion of preferred shares to ordinary shares	$ 7,647
Effect of corporate reorganization, including conversion of preferred shares to ordinary shares	60,168,900
Issuance of ordinary shares in initial public offering net of issuance, Value	$ 2,047
Issuance of ordinary shares in initial public offering net of issuance, Shares	16,103,572
Stockholders Equity, Ending Balance	$ 10,924	$ 1,145	$ 957
Stockholders Equity, Ending Balance, Shares	85,865,557	8,927,121	7,446,931
Additional Paid-in Capital
Stockholders Equity, Beginning Balance	$ 6,808	$ 2,790
Share-based compensation expense	6,766	1,019	$ 204
Exercise of share options, Value	26
Ordinary shares committed to be issued as part of license agreements		1,534	465
Ordinary shares issued as part of license agreements, Value	1,302	1,465	2,121
Effect of corporate reorganization, including conversion of preferred shares to ordinary shares	369,166
Issuance of ordinary shares in initial public offering net of issuance, Value	203,422
Stockholders Equity, Ending Balance	587,490	6,808	2,790
Accumulated Other Comprehensive Income (Loss)
Stockholders Equity, Beginning Balance	4,127	(271)
Foreign currency translation adjustment	(964)	4,398	(271)
Stockholders Equity, Ending Balance	3,163	4,127	(271)
Accumulated Deficit
Stockholders Equity, Beginning Balance	(59,744)	(20,000)	(915)
Net loss	(230,495)	(39,744)	(19,085)
Stockholders Equity, Ending Balance	$ (290,239)	$ (59,744)	$ (20,000)